Condensed Balance Sheets - USD ($)		Mar. 31, 2026	Dec. 31, 2025
ASSETS
Deferred offering costs		$ 429,263	$ 299,009
Total Assets		429,263	299,009
Current Liabilities
Accrued offering costs		35,000	35,000
Promissory note - related party		498,079	307,760
Total Current Liabilities		533,079	342,760
Commitments and Contingencies
Shareholder’s Deficit
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		24,384	24,384
Accumulated deficit		(103,816)	(43,751)
Subscription receivable		(25,000)	(25,000)
Total Shareholder’s Deficit		(103,816)	(43,751)
Total Liabilities and Shareholder’s Deficit		429,263	299,009
Common Class A [Member]
Shareholder’s Deficit
Common Stock Value
Common Class B [Member]
Shareholder’s Deficit
Common Stock Value	[1],[2]	$ 616	$ 616	[3],[4]

[1]	Includes an aggregate of 803,572 Class B ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.
[2]	On May 12, 2026, our sponsor surrendered 6,160,714 founder shares to us for no consideration, which shares were cancelled, resulting in an aggregate of 6,160,715 founder shares outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender (see Note 5).
[3]	Includes an aggregate of 803,572 Class B ordinary Shares which will be surrendered to us for no consideration to the extent that the underwriters’ over-allotment is not exercised in full or in part.
[4]	On May 12, 2026, our sponsor surrendered 6,160,714 founder shares to us for no consideration, which shares were cancelled, resulting in an aggregate of 6,160,715 founder shares outstanding. All shares and associated amounts have been retroactively restated to reflect the surrender (see Note 5).